Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Available-for-sale debt securities, amortized cost
Due within one year	¥ 40,955
Due after one to five years	356,995
Due after five to ten years	477,735
Due after ten years	1,400,740
Available-for-sale debt securities, Amortized cost	2,276,425	¥ 2,026,767
Available-for-sale debt securities, fair value
Due within one year	41,178
Due after one to five years	361,532
Due after five to ten years	472,733
Due after ten years	1,299,448
Available-for-sale debt securities	2,174,891	2,003,917
Held-to-maturity debt securities, amortized cost
Due after five to ten years	17,281
Due after ten years	97,031
Held-to-maturity securities, Amortized cost	114,312	¥ 113,790
Held-to-maturity debt securities, fair value
Due after five to ten years	19,775
Due after ten years	115,666
Held-to-maturity securities, fair value	¥ 135,441